UNBILLED REVENUE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Unbilled Revenue [Line Items]
Unbilled revenue	$ 6,029	[1]	$ 580	[1]
Unbilled Revenues [Member]
Unbilled Revenue [Line Items]
Unbilled revenue	$ 6,029		$ 580

[1]	*All of the VIE’s assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 3).